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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:


/s/ Alex R. Lieblong               Little Rock, AR         August 16, 2011
-------------------------
Alex R. Lieblong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         22
Form 13F Information Table Value Total:   $155,064
                                        (thousands)

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                                                                                                               Voting Authority
                                                          Value              Sh/Prn   Investment  Other   ---------------------
Name                          Title of Class   Cusip     (x1000)   Shares   Put/Call  Discretion Managers    Sole   Shared None
---------------------------- ---------------- ---------- -------- --------- --------- ---------- -------- --------- ------ ----

ADVANCE AMER CASH ADVANCE CT       COM        00739W107    $1,042   151,200     SH       Sole       N/A     151,200
BANK OF AMERICA CORPORATION        COM        60505104    $19,235 1,755,000     SH       Sole       N/A   1,755,000
CHARTER COMMUNICATIONS INC D     CL A NEW     16117M305   $16,278   300,000     SH       Sole       N/A     300,000
CIT GROUP INC                    COM NEW      125581801      $443    10,000     SH       Sole       N/A      10,000
CITIGROUP INC                    COM NEW      172967424      $416    10,000     SH       Sole       N/A      10,000
COMCAST CORP NEW                 CL A SPL     20030N200    $7,511   310,000     SH       Sole       N/A     310,000
DIREXION SHS ETF TR           20YR TRES BEAR  25459W532      $960    25,000     SH       Sole       N/A      25,000
FELCOR LODGING TR INC         PFD CV A $1.95  31430F200       $52     2,000     SH       Sole       N/A       2,000
FLY LEASING LTD               SPONSORED ADR   34407D109      $644    48,590     SH       Sole       N/A      48,590
HOME BANCSHARES INC                COM        436893200    $9,630   407,365     SH       Sole       N/A     407,365
LAKES ENTMNT INC                   COM        51206P109    $1,535   697,633     SH       Sole       N/A     697,633
LAS VEGAS SANDS CORP               COM        517834107   $17,306   410,000     SH       Sole       N/A     410,000
LEVEL 3 COMMUNICATIONS INC         COM        52729N100    $2,513 1,030,000     SH       Sole       N/A   1,030,000
MELA SCIENCES INC                  COM        55277R100    $1,239   529,322     SH       Sole       N/A     529,322
PAETEC HOLDING CORP                COM        695459107       $86    18,000     SH       Sole       N/A      18,000
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297    $1,208    35,000     SH       Sole       N/A      35,000
RADIAN GROUP INC                   COM        750236101    $6,517 1,540,741     SH       Sole       N/A   1,540,741
REPUBLIC SVCS INC                  COM        760759100   $10,807   350,300     SH       Sole       N/A     350,300
UNITED CONTL HLDGS INC             COM        910047109    $7,355   325,000     SH       Sole       N/A     325,000
WALTER INVT MGMT CORP              COM        93317W102   $12,156   547,807     SH       Sole       N/A     547,807
WELLS FARGO & CO NEW               COM        949746101   $34,935 1,245,000     SH       Sole       N/A   1,245,000
ZIONS BANCORPORATION               COM        989701107    $3,196   133,117     SH       Sole       N/A     133,117